Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Current portion of long-term debt, net - related party	$ 10,000	$ 0
Long-term debt, net - related party	$ 6,000	$ 0
General Partner unit	348,570	348,570
Limited Partners - Common units issued	19,776,946	18,623,100
Limited Partners - Common units outstanding	19,394,696	18,623,100
Treasury Units	382,250	0